Accrued Liabilities and Other Payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Convertible Promissory Note [Member]
Accrued Liabilities and Other Payables [Line Items]
Accrued interest payable	$ 6,472,292	$ 4,200,000